Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Schedule of key management compensation

	2024	2023	2022

	Continuing operations
Salaries, other short‑term employee benefits and post-employment benefits	341,575	159,775	138,275
Consulting fees	—	17,106	151,639
Share‑based compensation	167,066	239,202	595,962
Total	508,641	416,083	885,876

	2024	2023	2022

	Discontinued operations
Salaries, other short‑term employee benefits and post-employment benefits	664,525	1,484,290	1,480,911
Share‑based compensation	1,260,638	1,297,695	2,600,391
Total	1,925,163	2,781,985	4,081,302